RETAINED PROFITS - Schedule of Retained Profits (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
At 1 January	£ 4,584
Profit attributable to ordinary shareholders	5,784	£ 1,318	£ 2,925
Dividends paid (note 43)	(970)	(41)	(2,450)
Changes in non-controlling interests	(3)	(2)	(14)
Post-retirement defined benefit scheme remeasurements	1,062	113	(1,117)
Movement in treasury shares	(13)	293	(3)
Value of employee services:
Share option schemes	51	48	71
Other employee award schemes	131	74	165
At 31 December	10,241	4,584
Retained profits
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
At 1 January	4,584	3,246	5,389
Profit attributable to ordinary shareholders	5,355	865	2,459
Dividends paid (note 43)	(877)	0	(2,312)
Issue costs of other equity instruments (net of tax)	0	0	(3)
Share buyback programmes	0	0	(1,095)
Realised gains and losses on equity shares held at fair value through other comprehensive income	1	0	(2)
Changes in non-controlling interests	(1)	0	0
Post-retirement defined benefit scheme remeasurements	1,062	113	(1,117)
Gains and losses attributable to own credit risk (net of tax)	(52)	(55)	(306)
Movement in treasury shares	(13)	293	(3)
Value of employee services:
Share option schemes	51	48	71
Other employee award schemes	131	74	165
At 31 December	10,241	4,584	3,246
Income from continuing involvement in derecognised financial assets	£ 0	£ 1	£ 0